Lease (Tables)	12 Months Ended
Dec. 31, 2019
Lease
Schedule of lessee lease information

As of December 31,
2019
Operating leases:
Right-of-use assets - operating lease	1,997,672

Current portion of operating lease liabilities	608,747
Non-current operating lease liabilities	1,598,372
Total operating lease liabilities	2,207,119

Finance leases:
Right-of-use assets - finance lease	155,051

Current portion of finance lease liabilities	40,334
Non-current finance lease liabilities	88,790
Total finance lease liabilities	129,124

	As of December 31,
	2019
Weighted-average remaining lease term:
Operating leases	4.7	years
Finance leases	3.9	years

Weighted-average discount rate:
Operating leases	5.83%
Finance leases	5.77%

Year Ended
December 31,
2019
Operating cash outflows from operating leases	482,782
Operating cash outflows from finance leases (interest payments)	5,969
Financing cash outflows from finance leases	43,916
Right-of-use assets obtained in exchange for operating lease liabilities	777,169

Schedule of lease cost

Year Ended
December 31,
Lease cost:	2019
Amortization of right-of-use assets	522,035
Interest of operating lease liabilities	137,459
Expenses for short-term leases within 12 months and other non-lease component	155,613
Total lease cost	815,107

Schedule of maturities of operating and finance lease liabilities

	Operating	Finance
	Leases	Leases
2020	716,289	50,043
2021	574,702	36,585
2022	466,041	28,206
2023	332,357	20,042
2024	173,133	7,858
Thereafter	254,607	—
Total minimum lease payments	2,517,129	142,734
Less: Interest	310,010	13,610
Present value of lease obligations	2,207,119	129,124
Less: Current portion	608,747	40,334
Long-term portion of lease obligations	1,598,372	88,790

Operating
Leases
2019	393,734
2020	457,892
2021	444,909
Thereafter	1,091,911
Total minimum lease payments	2,388,446